Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Line Items]
Estimated fair value of Long-term debt (including current maturities)	$ 2,209,366	$ 2,265,451
Gross amount of company long term debt	2,091,780	2,191,201
Carrying amount of company long term debt	$ 2,075,608	$ 2,158,528